Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
6.	Goodwill

During the year ended December 31, 2011, the conventional tanker market continued to experience an oversupply of vessels relative to tanker demand. Consequently, the Company performed a vessel and goodwill impairment analysis on the conventional tanker fleet (see Note 17). The Company concluded that the carrying value of the goodwill, all relating to the Suezmax reporting unit, exceeded its fair value. As a result, a goodwill impairment charge of $19.3 million was recognized in the Company’s consolidated statements of loss for the year ended December 31, 2011, of which $6.0 million was attributable to the Dropdown Predecessor. The fair value of this reporting unit was determined using the present value of the expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates were, in part, based upon existing contracts, estimated future tanker market rates, historical experience, financial forecasts and industry trends and conditions.